Voyage and Vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Voyage And Vessel Operating Expenses
Voyage and Vessel operating expenses - Voyage expenses (Table)

	Years ended December 31,
	2019	2020	2021
Voyage expenses
Port charges	$63,576	$55,738	$63,027
Bunkers	146,089	130,800	139,252
Commissions – third parties	6,828	6,134	13,955
Commissions – related parties (Note 3)	3,850	3,780	3,870
Miscellaneous	2,619	3,606	6,007
Total voyage expenses	$222,962	$200,058	$226,111

Voyage and Vessel operating expenses - Vessel operating expenses (Table)

Vessel operating expenses
Crew wages and related costs	$103,701	$109,311	$126,180
Insurances	10,311	13,002	14,981
Maintenance, repairs, spares and stores	25,675	37,947	44,646
Lubricants	9,833	10,669	11,823
Tonnage taxes (Note 13)	2,087	2,103	2,634
Pre-delivery and Pre-joining expenses	1,507	–	3,104
Miscellaneous	6,948	5,511	5,293
Total vessel operating expenses	$160,062	$178,543	$208,661